CAPITAL AND RESERVES - Public Offering and Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Proceeds from issuing shares		$ 0	$ 0	$ 286,207
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and sold (in shares)	1,380,000
Sale of stock, price per share (in usd per share)	$ 214
Proceeds from issuing shares	$ 286,207
Entity common stock, shares outstanding (in shares)		41,393,201